Income Taxes - Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Gain (loss) on changes in the fair value of equity investments at FVTOCI	$ 46.6	$ 8.4
Currency translation adjustment	(131.3)	34.8
Other comprehensive (loss) income	(84.7)	43.2
Gain (loss) on changes in the fair value of equity investments at FVTOCI	(6.2)	(1.1)
Other comprehensive (loss) income	(6.2)	(1.1)
Income tax expense in other comprehensive (loss) income	(6.2)	(1.1)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	40.4	7.3
Currency translation adjustment	(131.3)	34.8
Other comprehensive (loss) income, net of taxes	$ (90.9)	$ 42.1